PROCESSING AND SERVICING COSTS	12 Months Ended
Dec. 31, 2021
PROCESSING AND SERVICING COSTS
PROCESSING AND SERVICING COSTS

24.    PROCESSING AND SERVICING COSTS

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)

Cloud service fee	16,729	48,940	122,269
Market information and data fee	54,282	68,274	70,387
Data transmission fee	13,890	23,072	46,289
System cost	4,334	4,476	12,160
SMS service fee	1,523	2,511	1,197
Others	1,158	2,105	4,701
Total	91,916	149,378	257,003